SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	Year ended December 31,
	2022	2021
Weighted Average Risk-free interest rate	2.84%	-
Dividend yield	0%	-
Weighted Average Volatility factor	74%	-
Weighted Average Expected life of the options	6.64	-

Schedule of stock option activity
	Year ended December 31
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	21,388	$12.3	33,484	$23.1
Granted	800,937	$3.25	-	$-
Exercised	(1,650)	$1.00	(4,496)	$4.1
Canceled and forfeited	(9,625)	$3.79	(7,600)	$22.2
Outstanding at end of year	811,050	$3.58	21,388	$12.3
Exercisable at end of year	213,597	$4.15	15,950	$12.8

Schedule of Non-vested Option Activity

	Options	Weighted- average grant-date fair value
Non-vested as of December 31, 2021	5,438	$10.7
Granted	800,937	$3.18
Vested	(199,297)	$3.94
Forfeited and canceled	(9,625)	$17.43
Non-vested as of December 31, 2022	597,453	$3.33

Schedule of allocation of the stock-based compensation
	Year ended December 31,
	2022	2021
Cost of revenues	$17	$7
Research and development expenses	67	12
Selling and marketing expenses	7	7
General and administrative expenses	47	5

	$138	$31

Schedule of Options Outstanding and Exercisable
	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$0.00-$20.00	801,800	6.58	$3.39	$-	204,347	6.61	$3.43	$-
$20.00-$50.00	9,250	6.07	$20.00	-	9,250	6.07	$20.00	-
	811,050	6.65	$3.58	$-	213,597	6.58	$4.15	$-

Schedule of Warrants Activity
	Year ended December 31
	2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	247,000	$17.07	247,000	$17.07
Issued	1,219,738	$4.96	-	$-
Exercised	564,869	$3.08	-	$-
Expired	-	$-	-	$-
Outstanding at end of year	901,869	$10.06	247,000	$17.07

Schedule of range of exercise prices and expiration date for warrants outstanding
Exercise Price	Number of warrants Outstanding	Exercisable until
$18.70	2,500	2025
$7.50	7,500	2026
$17.07	237,000	2027
$3.20	654,869	2029
	901,869